Financial assets and liabilities - Virtual Power Purchase Agreement (Details) - Virtual Power Purchase Agreement [Member]	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Assets, fair value		$ 2,000,000
Liabilities, fair value	$ 4,000,000
Increase/Decrease in Volatility	5.00%
Risk-free rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.02
Significant unobservable input, assets		0.021
Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.31
Significant unobservable input, assets		0.31